Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Total Payments
Total	$ 150	$ 150
Hess Infrastructure Partners Holdings LLC [Member]
Total	$ 150	$ 150